CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2009	$ 295,696	$ 680	$ 222,608	$ 21,980	$ (1,329)	$ 49,029	$ 292,968	$ 2,728
Beginning balance, shares at Dec. 31, 2009		39,186,000
Exercise of options and issuance of shares of ESPP	186		186				186
Exercise of options and issuance of shares of ESPP, shares	44,975	44,000
Exercise of Sun warrants	21,589		21,589				21,589
Exercise of Sun warrants, Shares		3,788,000
Share-based compensation	285		285				285
Comprehensive income (loss), net of tax:	2,206			2,206			2,206
Net income	64,551					64,078	64,078	473
Ending Balance at Dec. 31, 2010	384,513	680	244,668	24,186	(1,329)	113,107	381,312	3,201
Ending balance, shares at Dec. 31, 2010		43,018,000
Exercise of options and issuance of shares of ESPP	300		300				300
Exercise of options and issuance of shares of ESPP, shares	32,775	33,000
Issuance of shares to Sun and exercise of Sun warrants	8,550		8,550				8,550
Issuance of shares to Sun and exercise of Sun warrants, shares		1,425,000
Share-based compensation	59		59				59
Comprehensive income (loss), net of tax:	(5,637)			(5,637)			(5,637)
Net income	183,278					182,680	182,680	598
Ending Balance at Dec. 31, 2011	571,063	680	253,577	18,549	(1,329)	295,787	567,264	3,799
Ending balance, shares at Dec. 31, 2011		44,476,000
Exercise of options and issuance of shares of ESPP	7		7				7
Exercise of options and issuance of shares of ESPP, shares	500	1,000
Comprehensive income (loss), net of tax:	4,485			4,485			4,485
Net income	47,403					47,252	47,252	151
Ending Balance at Mar. 31, 2012	622,958	680	253,584	23,034	(1,329)	343,039	619,008	3,950
Ending balance, shares at Mar. 31, 2012		44,477,000
Exercise of options and issuance of shares of ESPP	7,416		7,416				7,416
Exercise of options and issuance of shares of ESPP, shares	291,555	291,000
Share-based compensation	8		8				8
Comprehensive income (loss), net of tax:	(6,291)			(6,291)			(6,291)
Net income	266,870					266,206	266,206	664
Ending Balance at Mar. 31, 2013	$ 890,961	$ 680	$ 261,008	$ 16,743	$ (1,329)	$ 609,245	$ 886,347	$ 4,614
Ending balance, shares at Mar. 31, 2013		44,768,000